STOCKHOLDERS EQUITY (Details 4) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Weighted-Average Exercise Price, Granted	$ 3.75	$ 2.70
Options [Member]
Number of Shares, Outstanding Beginning Balance	3,377,222	3,512,500	3,512,500	2,761,667
Number of Shares, Granted	76,667	511,667	568,333	820,833
Number of Shares, Exercised	0	0	0	0
Number of Shares, Forfeited	0	0	0	0
Number of Shares, Expired	(143,333)	(139,167)	(703,611)	(70,000)
Number of Shares, Outstanding Ending Balance	3,310,556	3,885,000	3,377,222	3,512,500
Number of Shares, Vested and exercisable Ending Balance	2,883,458	2,522,731	2,489,986
Number of Shares, Non-vested Ending Balance	427,098	1,362,269	887,237
Weighted-Average Exercise Price, Outstanding Beginning Balance	$ 1.10	$ 0.90	$ 0.90	$ 0.75
Weighted-Average Exercise Price, Granted	3.75	2.70	2.48	1.17
Weighted-Average Exercise Price, Exercised	0	0	0	0
Weighted-Average Exercise Price, Forfeited	0	0	0	0
Weighted-Average Exercise Price, Expired	0	0	0.97	3.15
Weighted-Average Exercise Price, Outstanding Ending Balance	1.10	1.05	1.10	0.90
Weighted-Average Exercise Price, Vested and exercisable Ending Balance	0.89	0.75	0.79
Weighted-Average Exercise Price, Non-vested Ending Balance	2.59	1.50	1.91
Weighted-Average Grant-Date Fair Value, Outstanding Beginning Balance	1.06	0.75	0.75	0.39
Weighted-Average Grant-Date Fair Value, Granted	0	2.10	1.98	2.88
Weighted-Average Grant-Date Fair Value, Exercised	0	0	0	0
Weighted-Average Grant-Date Fair Value, Forfeited	0	0	0	0
Weighted-Average Grant-Date Fair Value, Expired	0	0	1.16	2.59
Weighted-Average Grant-Date Fair Value, Outstanding Ending Balance	1.01	1.05	1.06	$ 0.75
Weighted-Average Grant-Date Fair Value, Vested and exercisable Ending Balance	0.93	0.90	0.78
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance	$ 1.90	$ 1.35	$ 1.85
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Beginning Balance	$ 2,030,000	$ 1,908,750	$ 1,908,750	$ 0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Granted	0	550,000	720,000	2,078,750
Aggregate Intrinsic Value of Outstanding Warrant Shares, Exercised	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Forfeited	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Expired	(200,000)	243,750	598,750	170,000
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Ending Balance	1,830,000	2,152,500	2,030,000	$ 1,908,750
Aggregate Intrinsic Value of Outstanding Warrant Shares, Vested and exercisable Ending Balance	1,469,818	1,155,000	974,401
Aggregate Intrinsic Value of Outstanding Warrant Shares, Non-vested Ending Balance	$ 360,182	$ 997,500	$ 1,055,599
Weighted-Average Remaining Contractual Term (in years), Outstanding Beginning Balance	8 months 12 days	1 year 1 month 6 days	1 year 1 month 6 days	5 years 2 months 12 days
Weighted-Average Remaining Contractual Term (in years), Granted	2 years 9 months 18 days
Weighted-Average Remaining Contractual Term (in years), Outstanding Ending Balance	5 months 30 days	9 months 18 days	8 months 12 days	1 year 1 month 6 days
Weighted-Average Remaining Contractual Term (in years), Vested and exercisable Ending Balance	3 months 18 days	5 months 30 days	3 months 18 days
Weighted-Average Remaining Contractual Term (in years), Non-vested Ending Balance	1 year 5 months 30 days	1 year 5 months 30 days	1 year 8 months 12 days